SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY BALANCED PORTFOLIO
SMITH BARNEY CONSERVATIVE PORTFOLIO
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
SMITH BARNEY EMERGING MARKETS PORTFOLIO
SMITH BARNEY EQUITY INCOME PORTFOLIO
SMITH BARNEY EUROPEAN PORTFOLIO
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY GLOBAL GOVERNMENT BOND PORTFOLIO
SMITH BARNEY GOVERNMENT SECURITIES FUND
SMITH BARNEY GROWTH AND INCOME FUND
SMITH BARNEY GROWTH OPPORTUNITY FUND
SMITH BARNEY GROWTH PORTFOLIO
SMITH BARNEY HIGH GROWTH PORTFOLIO
SMITH BARNEY HIGH INCOME FUND
SMITH BARNEY INCOME PORTFOLIO
SMITH BARNEY INTERNATIONAL BALANCED PORTFOLIO
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
SMITH BARNEY INVESTMENT GRADE BOND FUND
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED GROWTH FUND
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY PACIFIC PORTFOLIO
SMITH BARNEY PREMIUM TOTAL RETURN FUND
SMITH BARNEY SPECIAL EQUITIES FUND
SMITH BARNEY STRATEGIC INVESTORS FUND
SMITH BARNEY U.S. GOVERNMENT SECURITIES PORTFOLIO
SMITH BARNEY UTILITIES FUND

               SUPPLEMENT DATED OCTOBER 7, 1996 TO PROSPECTUSES*

  The following supplements and, to the extent inconsistent therewith, supersedes the information contained in each Fund's Prospectus under the section "Purchase of Shares--Systematic Investment Plan":

  For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $50.

                            ----------------------

  The following information supplements the section of the Prospectus of each of the funds listed above (each a "Fund") entitled "Purchase of Shares--Initial Sales Charge Waivers:"

  Purchases of Class A shares also may be made at net asset value without a sales charge in the following circumstances: (1) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (2) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (3) purchases by investors participating in a Smith Barney fee based arrangement.

                            ----------------------

  The following information replaces in its entirety the disclosure in the Prospectus of each Fund under "Purchase of Shares--Smith Barney 401(k) Program:"

SMITH BARNEY 401(k) AND EXECCHOICE (TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice (TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

  Each Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice (TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge ("CDSC"). Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice (TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice (TM) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice (TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of a Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of a Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives" in each Fund's prospectus.

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

                            ----------------------

  The provisions contained in each Fund's Prospectus under "Exchange Privilege--Class A Exchanges" notwithstanding, effective October 4, 1996, Class A shares of the Fund that are exchanged for the same class of shares of another Smith Barney Mutual Fund sold with a higher maximum sales charge, will not be subject to any sales charge differential.

-----------
* Prospectuses dated:

Aggressive Growth Fund Inc.           December 29, 1995
Appreciation Fund Inc.                March 1, 1996
Balanced Portfolio                    February 5, 1996
Conservative Portfolio                February 5, 1996
Convertible Fund                      November 28, 1995
Diversified Strategic Income Fund     November 28, 1995
Emerging Markets Portfolio            February 28, 1996
Equity Income Portfolio               April 1, 1996
European Portfolio                    February 28, 1996
Fundamental Value Fund Inc.           February 1, 1996
Global Government Bond Portfolio      February 28, 1996
Government Securities Fund            April 29, 1996
Growth and Income Fund                April 22, 1996
Growth Opportunity Fund               April 29, 1996
Growth Portfolio                      February 5, 1996
High Growth Portfolio                 February 5, 1996
High Income Fund                      November 28, 1995
Income Portfolio                      February 5, 1996
International Balanced Portfolio      February 28, 1996
International Equity Portfolio        February 28, 1996
Investment Grade Bond Fund            April 29, 1996
Managed Governments Fund Inc.         November 29, 1995
Managed Growth Fund                   April 29, 1996
Natural Resources Fund Inc.           January 5, 1996
Pacific Portfolio                     February 28, 1996
Premium Total Return Fund             November 28, 1996
Special Equities Fund                 April 29, 1996
Strategic Investors Fund              April 22, 1996
U.S. Government Securities Portfolio  April 1, 1996
Utilities Fund                        November 28, 1995

FD01214 10/96